Advances for drilling units under construction and related costs (Tables)	6 Months Ended
Jun. 30, 2016
Advances For Drilling Units Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs
Balance, December 31, 2015	$394,852
Advances for drilling units under construction and related costs	26,060
Balance, June 30, 2016	$420,912